STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
STATUTORY RESERVES AND RESTRICTED NET ASSETS [Abstract]
Appropriations to the enterprise expansion reserve and staff welfare and bonus reserve	$ 0	$ 0	$ 0
Amount of net assets of the relevant entity in the Group not available for distribution	69,983	$ 51,796
Statutory reserve fund	$ 4,922